Fair Value Measurements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$250,004,795	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$11,946,640	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$9,427,520

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

September 30, 2021 Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$250,001,168	$—	$—
Liabilities:
Derivative warrant liabilities-public warrants	$5,625,000	$—	$—
Derivative warrant liabilities-private warrants	$—	$4,200,000	$—

December 31, 2020 Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$250,006,919	$—	$—
Liabilities:
Derivative warrant liabilities-public warrants	$11,946,640	$—	$—
Derivative warrant liabilities-private warrants	$—	$—	$9,427,520

Summary of quantitative information regarding Level 3 fair value measurements inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of September 21, 2020	As of September 30, 2020	As of December 31, 2020
Stock price	$9.71	$9.97	$10.49
Volatility	19.0%	19.0%	24.5%
Expected life of the options to convert	6.5	6.5	6.2
Risk-free rate	0.42%	0.42%	0.54%
Dividend yield	—	—	—

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of December 31, 2020
Stock price	$10.49
Volatility	24.5%
Expected life of the options to convert	6.21
Risk-free rate	0.54%
Dividend yield	—

Summary of change in the fair value of the derivative warrant liabilities
The change in the fair value of the level 3 derivative warrant liabilities for the period from August 5, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at August 5, 2020 (inception)	$—
Issuance of Public and Private Warrants	12,800,160
Change in fair value of derivative warrant liabilities	8,574,000

Transfer of Public Warrants to Level 1	(11,946,640)
Derivative warrant liabilities at December 31, 2020	$9,427,520

The change in the fair value of the level 3 derivative warrant liabilities for the three and nine months ended September 30, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$9,427,520
Change in fair value of derivative warrant liabilities	(3,490,580)

Derivative warrant liabilities at March 31, 2021	5,936,940
Transfer of private warrants to Level 2	(5,740,000)
Change in fair value of derivative warrant liabilities	(196,940)

Derivative warrant liabilities at June 30, 2021	—
Change in fair value of derivative warrant liabilities	—

Derivative warrant liabilities at September 30, 2021	$—